Inventories	6 Months Ended
Sep. 30, 2023
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

All the inventories are located in China. Inventories consisted of the following as of September 30, 2023 and March 31, 2023:

	As of September 30,	As of March 31,
	2023	2023
Raw materials	$-	$282,618
Work in process	-	-
Finished goods	14,544	52,401
Inventories from discontinued operations (Note 15)	-	(335,019)
Total	$14,544	$-

No lower of cost or net realizable value adjustment was recorded as of September 30, 2023 and March 31, 2023, respectively.

No inventory provision or write-downs for the six months ended September 30, 2023 and 2022.